Summary of Significant Accounting Policies and Practices - Schedule of Gains or Losses Resulting form Foreign Currency Transactions (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Summary of Significant Accounting Policies and Practices [Abstract]
Average rate	7.7924%		7.8193%
Year-end/period-end spot rate	7.8493%	7.77%